Consolidated Balance Sheets - USD ($)	Oct. 31, 2023	Oct. 31, 2022
ASSETS
Cash	$ 101,754	$ 741,538
Accounts Receivable, Net	119,671	73,537
Inventory	170,752	280,138
Prepaid Expense	130,851	140,759
Prepaid project costs		217,747
Deferred Offering Costs	2,656,326	1,482,422
Total Current Assets	3,179,354	2,936,141
Goodwill	3,608,949	3,608,949
Intangible Assets, Net	667,813	1,377,401
Property and Equipment, Net	320,414	351,940
Patents	82,325	8,390
Right of Use Asset – Operating Lease	476,241	277,381
Other Assets	8,438	13,860
Total Assets	8,343,534	8,574,062
LIABILITIES
Deferred Revenue, Net	525,387	650,000
2021 Series Convertible Notes Payable – Related Party	480,000
Current Maturities of Capital Lease Obligations	61,832	62,979
Current Maturities of Operating Lease Obligations	130,150	50,055
Total Current Liabilities	4,850,110	2,539,675
Capital Lease Obligations, Net of Current Portion	17,123	78,955
Operating Lease Obligation, Net of Current Portion	346,091	227,326
Unsecured 6% Note Payable – Related Party	767,288	767,288
Unsecured 4% Note Payable – Related Party	1,221,958	1,221,958
2021 Series Convertible Notes Payable – Related Party		480,000
2022 Series Convertible Notes Payable	200,000	200,000
2023 Series Convertible Notes Payable - Stock Settled, Net	340,715
2023 Series B Convertible Notes Payable – Stock Settled, Net	421,018
Derivative/Warrant Liability	893,263
Long Term Accrued Interest Payable	92,311	3,205
Long Term Accrued Interest Payable – Related Party	284,747	219,815
Total Long-Term Liabilities	4,584,514	3,198,547
Total Liabilities	9,434,624	5,738,222
STOCKHOLDERS’ (DEFICIT) EQUITY
Preferred Stock, 5,000,000 Shares Authorized, par value $0.001; Series A Convertible Preferred Stock, 250,000 Shares Authorized, 0 and 0 Outstanding, respectively
Common stock, 19,230,770 Shares Authorized, par value $0.001, 4,430,535 and 4,430,535 Outstanding, respectively	4,430	4,430
Additional Paid in Capital	27,064,613	25,634,826
Less Treasury Stock	(84,000)	(84,000)
Accumulated Deficit	(28,076,133)	(22,719,416)
Total Stockholders’ (Deficit) Equity	(1,091,090)	2,835,840
Total Liabilities and Stockholders’ (Deficit) Equity	8,343,534	8,574,062
Nonrelated Party [Member]
LIABILITIES
Accounts Payable	2,288,697	604,606
Accrued Liabilities	1,310,240	939,523
Related Party [Member]
LIABILITIES
Accrued Liabilities		232,512
Accrued Interest Payable – Related Party	$ 53,804